Parent Company Financial Data	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2014	2013
	(dollars in thousands)
Assets
Cash and demand deposits	$297	$1,858
Interest-earning deposits	3,674	3,998
Investments in:
Bank subsidiaries	40,931	39,176
Nonbank subsidiaries	594	618
Other assets	1,115	1,229

Total assets	$46,611	$46,879

Liabilities and shareholders’ equity
Master notes	$3,674	$3,998
Short term debt	1,000	—
Junior subordinated debentures	9,534	11,127
Other liabilities	149	71

Total liabilities	14,357	15,196

Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)	561	1,716

Shareholders’ equity	31,693	29,967

Total liabilities and shareholders’ equity	$46,611	$46,879

Condensed Statements of Income

	2014	2013	2012
	(dollars in thousands)

Equity in undistributed earnings of subsidiaries	$1,456	$(1,053)	$1,100
Dividends received from subsidiaries	1,000	2,719	—
Interest income	11	21	41
Management and service fees	—	4,347	6,937
Other income	87	166	102
Interest expense	(583)	(659)	(670)
Other operating expense	(624)	(4,881)	(7,428)
Income tax benefit	332	294	322

Net income	$1,679	$954	$404

Consolidated net income	$1,679	$954	$404
Less: Net income attributable to noncontrolling interest	(591)	(478)	—

Net income attributable to Uwharrie Capital Corp	1,088	476	404
Dividends – preferred stock	—	(325)	(645)

Net Income (loss) available to common shareholders	$1,088	$151	$(241)

Net income (loss) per common share
Basic	$0.15	$0.02	$(0.03)

Diluted	$0.15	$0.02	$(0.03)

Weighted average shares outstanding
Basic	7,300,988	7,422,286	7,519,100
Diluted	7,300,988	7,422,286	7,519,100

Condensed Statements of Cash Flows

	2014	2013	2012
	(dollars in thousands)
Cash flows from operating activities
Net income	$1,679	$954	$404
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(1,456)	1,053	(1,100)
(Increase) decrease in other assets	136	2,298	(734)
Increase (decrease) in other liabilities	78	(305)	(97)

Net cash provided (used) by operating activities	437	4,000	(1,527)

Cash flows from financing activities
Net decrease in master notes	(324)	(1,453)	(757)
Net increase in short-term debt	1,000	—	—
Net repayment of issuance of junior subordinated debentures	(1,593)	—	—
Repurchase of common stock, net	(1,401)	(169)	—
Repayment of series A preferred stock	—	(10,500)	—
Preferred stock redeemed by from bank subsidiary	—	7,800	—
Increase in unearned ESOP compensation	—	(114)	(103)
Dividends on preferred stock	—	(225)	(545)
Cash paid for fractional shares	(4)	—	—

Net cash used by financing activities	2,322	(4,661)	(1,405)

Net decrease in cash and cash equivalents	(1,885)	(661)	(2,932)
Cash and cash equivalents at beginning of year	5,856	6,517	9,449

Cash and cash equivalents at end of year	$3,971	$5,856	$6,517